LEGAL PROCEEDINGS - Narrative (Details) $ in Millions, $ in Millions												1 Months Ended					4 Months Ended	12 Months Ended
	Aug. 28, 2020	Aug. 04, 2020 CAD ($)	May 01, 2020	Apr. 01, 2020 USD ($)	Feb. 17, 2020	Dec. 16, 2019 USD ($)	Nov. 25, 2019 case	Aug. 19, 2019 USD ($)	Jan. 28, 2019 USD ($)	Dec. 07, 2017 insurance_policy_period	Mar. 24, 2017 case	May 31, 2020 healthPlan	Sep. 30, 2019	Jul. 31, 2019 healthPlan	Apr. 30, 2018 USD ($)	Oct. 31, 2015 case	Sep. 16, 2016 action	Dec. 31, 2020 USD ($) case group action	Jul. 30, 2020 case	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 case	Jan. 03, 2020 case	Sep. 13, 2019 shareholder	Sep. 10, 2019 shareholder	Feb. 15, 2019 entity	Mar. 31, 2016 manufacturer
Legal proceedings and other matters
Legal matters and related fees | $																		$ 1,672		$ 1,397
Payments for legal settlements | $																		$ 168		$ 15	$ 224
Plaintiffs, Direct Purchasers
Legal proceedings and other matters
Recent suits filed							3
Valeant US Securities Litigation | New Jersey
Legal proceedings and other matters
Number of groups of investors | group																		37
Number of cases voluntarily dismissed																		12
Number of cases settled																		4
Number of groups of investors filing action, remain pending | group																		25
Valeant US Securities Litigation | New Jersey | Settled Litigation
Legal proceedings and other matters
Litigation, amount agreed to pay | $						$ 1,210												$ 1,210
Valeant US Securities Litigation | New Jersey | Unfavorable Regulatory Action
Legal proceedings and other matters
Recent suits filed																4
Canadian Securities Litigation | Canada
Legal proceedings and other matters
Recent suits filed																						6
Canadian Securities Litigation | Canada | Violation of Canadian Provincial Securities Legislation
Legal proceedings and other matters
Number of additional suits filed, but not served | action																		2
Number of entities, exercised opt-out right, pursuing action | entity																										1
Canadian Securities Litigation | Canada | Violation of Canadian Provincial Securities Legislation | Settled Litigation
Legal proceedings and other matters
Litigation, amount agreed to pay | $		$ 94
Insurance Coverage Lawsuit
Legal proceedings and other matters
Number of distinct insurance policy periods | insurance_policy_period										2
RICO Class Actions Litigation | New Jersey | Unfavorable Regulatory Action
Legal proceedings and other matters
Recent suits filed | action																	3
Derivative Lawsuits
Legal proceedings and other matters
Number of alleged stockholders filed lawsuits | shareholder																								2	2
Number of cases																							2
Generic Pricing Antitrust Litigation
Legal proceedings and other matters
Number of health plans commenced action | healthPlan												7		87
Glumetza Antitrust Litigation
Legal proceedings and other matters
Recent suits filed																			8
Glumetza Antitrust Litigation | Pending Litigation
Legal proceedings and other matters
Number of cases																		5
Glumetza Antitrust Litigation, Non-Class Complaints
Legal proceedings and other matters
Recent suits filed																			4
Glumetza Antitrust Litigation, Non-Class Complaints | Plaintiffs, Direct Purchasers
Legal proceedings and other matters
Recent suits filed							3
Sandoz Litigation
Legal proceedings and other matters
Stay of the approval period					30 months								30 months
Perrigo Israel Pharmaceuticals Litigation
Legal proceedings and other matters
Stay of the approval period	30 months
Perrigo Litigation
Legal proceedings and other matters
Stay of the approval period			30 months
Shower to Shower Product Liability Litigation | Pending Litigation
Legal proceedings and other matters
Number of cases																		28
Shower to Shower Product Liability Litigation | Canada
Legal proceedings and other matters
Number of cases																		2
Shower to Shower Product Liability Litigation | British Columbia
Legal proceedings and other matters
Number of cases																		1
Shower to Shower Product Liability Litigation | Quebec
Legal proceedings and other matters
Number of cases																		1
Johnson & Johnson Talcum Powder Litigation
Legal proceedings and other matters
Recent suits filed											18
Number of cases											1
Johnson & Johnson Talcum Powder Litigation | New Jersey
Legal proceedings and other matters
Number of cases																		4
Johnson & Johnson Talcum Powder Litigation | Ohio
Legal proceedings and other matters
Number of cases																		1
Johnson & Johnson Talcum Powder Litigation, New Jersey Division Of Taxation
Legal proceedings and other matters
Number of cases																		2
Number of cases not yet served																		1
Johnson & Johnson Talcum Powder Litigation, Delaware Division Of Revenue
Legal proceedings and other matters
Number of cases																		1
Doctors Allergy Formula, LLC Litigation
Legal proceedings and other matters
Damages sought | $															$ 23
Litigation with Former Salix CEO
Legal proceedings and other matters
Damages sought | $									$ 30
SEC Investigation Litigation | Settled Litigation
Legal proceedings and other matters
Litigation, amount agreed to pay | $																		$ 45
Contact Lens Antitrust Class Actions | Settled Litigation
Legal proceedings and other matters
Litigation, amount agreed to pay | $								$ 10
Number of manufacturers | manufacturer																											3
Mississippi Attorney General Consumer Protection Action Litigation | Settled Litigation
Legal proceedings and other matters
Litigation, amount agreed to pay | $																		$ 0
Investigation by the State of Texas | Settled Litigation
Legal proceedings and other matters
Payments for legal settlements | $				$ 10